SHARE CAPITAL (Share Capital) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 22, 2013 ₪ / shares	Dec. 31, 2015 $ / shares ₪ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2013 ₪ / shares shares
SHARE CAPITAL [Abstract]
Reverse stock split ratio	0.2353
Ordinary shares, par value per share | ₪ / shares	₪ 0.0588235	₪ 0.25					₪ 0.25	₪ 0.25
Ordinary shares, shares authorized | shares		18,000,000					18,000,000	15,000,000
Issuance of share capital | shares			2,415,000		358,000	3,450,000
Proceeds from issuance of share capital | $					$ 2,458	$ 13,800
Gross proceeds from public offering | $			$ 28,980
Total net proceeds from issuance of share capital | $			$ 27,126	$ 27,126	$ 2,458	$ 12,043
Treasury shares acquired (in shares) | shares		774,936
Treasury shares acquired, average cost per share | $ / shares		₪ 4.80